Basis of Presentation - Additional Information (Detail) $ in Millions	Jan. 01, 2018 USD ($)
Recognition of additional provisions for impairment of receivables under the expected loss model [member]
Disclosure of basis of preparation of financial statements [line items]
Increase (Decrease) in Equity	$ (83)
Changing the measurement basis from amortised cost to fair value [member]
Disclosure of basis of preparation of financial statements [line items]
Increase (Decrease) in Equity	$ 33